Earnings Per Share	12 Months Ended
Dec. 31, 2021
12. Earnings Per Share
Earnings Per Share
12.

EARNINGS PER SHARE
Basic earnings per share (“EPS”) is determined by dividing

net income attributable to common
shareholders by the weighted average number of common shares and DSUs outstanding during the
period. Diluted EPS is computed by dividing net income

attributable to common shareholders by the
weighted average number of common shares and DSUs

outstanding during the period, adjusted for the
exercise and/or conversion of all potentially dilutive securities.

Such dilutive items include Company
contributions to the senior management stock option plan, convertible debentures and shares issued
under the dividend reinvestment plan.
The following table reconciles the computation of basic

and diluted earnings per share:
For the Year ended December 31
millions of Canadian dollars (except per share amounts) 2021 2020
Numerator
Net income attributable to common shareholders $

510.5 $

937.6
Diluted numerator

510.5

937.6
Denominator
Weighted average shares of common stock outstanding

255.9

246.5
Weighted average deferred share units outstanding

1.3

1.3
Weighted average shares of common stock outstanding – basic

257.2

247.8
Stock-based compensation

0.4

0.4
Weighted average shares of common stock outstanding – diluted

257.6

248.2
Earnings per common share
Basic

$

1.98 $

3.78
Diluted $

1.98 $

3.78